Derivative financial instruments and market risks	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Derivative financial instruments and market risks	Derivative financial instruments and market risks
The table below shows the fair value of derivative instruments as of December 31, 2020, 2019 and 2018:

(€ million)	Non-current assets	Current assets	Total assets	Non-current liabilities	Current liabilities	Total liabilities	Market value at December 31, 2020 (net)	Market value at December 31, 2019 (net)	Market value at December 31, 2018 (net)
Currency derivatives	—	58	58	(62)	(205)	(267)	(209)	103	44
operating	—	26	26	—	(19)	(19)	7	(15)	7
financial	—	32	32	(62)	(186)	(248)	(216)	118	37
Interest rate derivatives	24	—	24	(4)	—	(4)	20	27	42
Equity derivatives	—	—	—	(26)	—	(26)	(26)	(4)
Total	24	58	82	(92)	(205)	(297)	(215)	126	86
Objectives of the use of derivative financial instruments
Sanofi uses derivative instruments to manage operating exposure to movements in exchange rates, and financial exposure to movements in interest rates and exchange rates (where the debt or receivable is not contracted in the functional currency of the borrower or lender entity). On occasion, Sanofi uses equity derivatives in connection with the management of its portfolio of equity investments.
Sanofi performs periodic reviews of its transactions and contractual agreements in order to identify any embedded derivatives, which are accounted for separately from the host contract in accordance with IFRS 9. Sanofi had no material embedded derivatives as of December 31, 2020, 2019 or 2018.
Counterparty risk
For a description of counterparty risk, refer to "–Item 11. – Quantitative and Qualitative Disclosures about Market Risk".
a) Currency derivatives used to manage operating risk exposures
For a description of Sanofi's objectives, policies and procedures for the management of operating foreign exchange risk, refer to "–Item 11. – Quantitative and Qualitative Disclosures about Market Risk".
The table below shows operating currency hedging instruments in place as of December 31, 2020, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2020			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,477	7	—	—	—	3,477	7
of which US dollar	1,367	10	—	—	—	1,367	10
of which Chinese yuan renminbi	521	2	—	—	—	521	2
of which Singapore dollar	287	(1)	—	—	—	287	(1)
of which Japanese yen	143	1	—	—	—	143	1
of which Mexican peso	121	—	—	—	—	121	—
Forward currency purchases	1,932	—	—	—	—	1,932	—
of which US dollar	580	(1)	—	—	—	580	(1)
of which Singapore dollar	571	(1)	—	—	—	571	(1)
of which Chinese yuan renminbi	286	1	—	—	—	286	1
of which Russian rouble	61	—	—	—	—	61	—
of which Japanese yen	55	—	—	—	—	55	—
Total	5,409	7	—	—	—	5,409	7
The table below shows operating currency hedging instruments in place as of December 31, 2019, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2019			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,372	(10)	–	–	–	3,372	(10)
of which US dollar	1,186	3	–	–	–	1,186	3
of which Chinese yuan renminbi	447	—	–	–	–	447	—
of which Singapore dollar	410	—	–	–	–	410	—
of which Russian rouble	184	(3)	–	–	–	184	(3)
of which Saudi riyal	133	1	–	–	–	133	1
Forward currency purchases	1,835	(5)	–	–	–	1,835	(5)
of which US dollar	602	(6)	–	–	–	602	(6)
of which Singapore dollar	525	1	–	–	–	525	1
of which Chinese yuan renminbi	130	—	–	–	–	130	—
of which Hungarian forint	60	—	–	–	–	60	—
of which Russian rouble	49	—	–	–	–	49	—
Total	5,207	(15)	–	–	–	5,207	(15)
The table below shows operating currency hedging instruments in place as of December 31, 2018, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2018			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	4,002	—	—	—	—	4,002	—
of which US dollar	1,723	(7)	—	—	—	1,723	(7)
of which Singapore dollar	652	1	—	—	—	652	1
of which Chinese yuan renminbi	451	(1)	—	—	—	451	(1)
of which Saudi riyal	100	1	—	—	—	100	1
of which Russian rouble	88	5	—	—	—	88	5
Forward currency purchases	2,036	7	—	—	—	2,036	7
of which US dollar	514	8	—	—	—	514	8
of which Singapore dollar	500	1	—	—	—	500	1
of which Japanese yen	197	3	—	—	—	197	3
of which Chinese yuan renminbi	163	(1)	—	—	—	163	(1)
of which Canadian dollar	106	(2)	—	—	—	106	(2)
Total	6,038	7	—	—	—	6,038	7
b) Currency and interest rate derivatives used to manage financial exposure
For a description of Sanofi's objectives, policies and procedures for the management of financial foreign exchange risk and interest rate risk, refer to "–Item 11. – Quantitative and Qualitative Disclosures about Market Risk".
The table below shows financial currency hedging instruments in place, with the notional amount translated into euros at the relevant closing exchange rate:

	2020				2019			2018
(€ million)	Notional amount		Fair value	Expiry	Notional amount	Fair value	Expiry	Notional amount	Fair value	Expiry
Forward currency sales	5,064		10		8,515	40		7,762	17
of which US dollar	3,721	(a)	20	2021	6,331	51	2020	5,500	38	2019
of which Japanese yen	283		—	2021	516	(5)	2020	973	(24)	2019
of which Pound sterling	257		(6)	2021	297	1	2020	184	—	2019
Forward currency purchases	9,004		(226)		10,975	78		7,291	20
of which US dollar	6,068	(b) (c)	(200)	2022	7,363	42	2020	4,165	(17)	2019
of which Singapore dollar	2,250	(d)	(27)	2021	2,332	32		2,022	33	2019
of which Chinese yuan renminbi	195		1	2021	270	2	2020	427	—	2019
Total	14,068		(216)		19,490	118		15,053	37
(a) Includes forward sales with a notional amount of $3,615 million expiring in 2021, designated as a hedge of Sanofi’s net investment in Bioverativ. As of December 31, 2020, the fair value of these forward contracts represented an asset of €13 million; the opposite entry was recognized in Other comprehensive income, with the impact on financial income and expense being immaterial.
(b) Includes forward purchases with a notional amount of $3,000 million expiring in 2021 and 2022, designated as a fair value hedge of the exposure of $3,000 million of bond issues to fluctuations in the EUR/USD spot rate. As of December 31, 2020, the fair value of the contracts was a liability of €109 million.
(c) Includes currency swaps with a notional amount of $1,000 million, receive 0.22% pay EUR -0.63% expiring in 2022, designated as a cash flow hedge of $1,000 million of bond issues. As of December 31, 2020, the fair value of the swaps was a liability of €38 million.
(d) Includes forward purchases with a notional amount of SGD2,000 million expiring in 2021, designated as a fair value hedge of the exposure of an equivalent amount of intragroup loans to fluctuations in the EUR/SGD spot rate. As of December 31, 2020, the fair value of the contracts was a liability of €22 million.
The table below shows interest rate hedging instruments in place as of December 31, 2020:

	Notional amounts by expiry date as of December 31, 2020								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2021	2022	2023	2024	2025	2026	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized Eonia / receive 0.06%	—	2,000	—	—	—	—	2,000	23	2,000	23	—	—	—
pay -0.57% / receive capitalized Eonia	—	600	—	—	—	—	600	1	—	—	600	1	1
receive capitalized Eonia / pay 1.48%(a)	—	42	57	—	—	—	99	(4)	99	(4)	—	—	—
Total	—	2,642	57	—	—	—	2,699	20	2,099	19	600	1	1
(a) These interest rate swaps hedge fixed-rate bonds with a nominal of €99 million held in a Professional Specialized Investment Fund dedicated to Sanofi and recognized within “Loans, advances and other long-term receivables” (see Note D.7.).

The table below shows interest rate hedging instruments in place as of December 31, 2019:

	Notional amounts by expiry date as of December 31, 2019								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2020	2021	2022	2023	2024	2025	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized Eonia / receive 0.06%	—	—	2,000	—	—	—	2,000	28	2,000	28	—	—	—
pay -0.57% / receive capitalized Eonia	—	—	600	—	—	—	600	3	—	—	600	3	3
pay 1.81% / receive 3-month US dollar Libor	446	—	—	—	—	—	446	(2)	—	—	446	(2)	—
pay 3-month US dollar Libor / receive 2.22%	446	—	—	—	—	—	446	4	446	4	—	—	—
receive capitalized Eonia / pay 1.48%	—	—	42	57	—	—	99	(6)	99	(6)	—	—	—
Total	892	—	2,642	57	—	—	3,591	27	2,545	26	1,046	1	3
The table below shows interest rate hedging instruments in place as of December 31, 2018:

	Notional amounts by expiry date as of December 31, 2018								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2019	2020	2021	2022	2023	2024	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized Eonia / receive 1.58%	1,550	—	—	—	—	—	1,550	30	1,550	30	—	—	—
pay capitalized Eonia / receive 0.06%	—	—	—	2,000	—	—	2,000	15	2,000	15	—	—	—
pay 1.81% / receive 3-month US dollar Libor	—	436	—	—	—	—	436	5	—	—	436	5	7
pay 3-month US dollar Libor / receive 2.22%	—	436	—	—	—	—	436	(1)	436	(1)	—	—	—
receive capitalized Eonia / pay 1.48%	—	—	—	42	57	—	99	(6)	99	(6)	—	—	—
Total	1,550	872	—	2,042	57	—	4,521	42	4,085	38	436	5	7
c) Equity derivatives
During 2019, Sanofi contracted derivative instruments (collars) on 593,712 shares of Dexcom Inc; the collars were designated as fair value hedges of the Dexcom shares. As of December 31, 2020 they had a negative fair value of €26 million, recognized in full in Other comprehensive income.
d) Actual or potential effects of netting arrangements
The table below is prepared in accordance with the accounting policies described in Note B.8.3.:

(€ million)	2020		2019		2018
	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities
Gross carrying amounts before offset (a)	82	(297)	225	(99)	183	(97)
Gross amounts offset (in accordance with IAS 32) (b)	—	—	—	—	—	—
Net amounts as reported in the balance sheet (a) - (b) = (c)	82	(297)	225	(99)	183	(97)
Effects of other netting arrangements (not fulfilling the IAS 32 criteria for offsetting) (d)	—	—
Financial instruments	(81)	81	(89)	89	(81)	81
Fair value of financial collateral	N/A	N/A	N/A	N/A	N/A	N/A
Net exposure (c) + (d)	1	(216)	136	(10)	102	(16)